Debt - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2017	$ 69,961	$ 16,921
2018	11,819	6,876
2019	13,352	9,649
2020	19,758	14,062
2021	27,318	20,388
Thereafter	68,678	70,518
Total	$ 210,886	$ 138,414	$ 94,198